Employee Benefit Plans with Related Party (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee Benefit Plans with Related Party
Maximum percent of discretionary non-matching contributions by General Partner	2.00%
Global 401(k) Plan and the GMG 401(k) Plan
Employee Benefit Plans with Related Party
Expenses of the plan included in selling, general and administrative expenses	$ 1.8	$ 1.6	$ 1.1
Global 401(k) Plan
Employee Benefit Plans with Related Party
Maximum annual contribution per employee percent subject to annual dollar limitations	100.00%
Matching contribution of first 3% of eligible employees' contributions (as a percent)	100.00%
Matching contribution of first 2% of eligible employees' contributions (as a percent)	50.00%
Global 401(k) Plan | Minimum
Employee Benefit Plans with Related Party
Employer match of employee contributions as next eligible compensation (as a percent)	3.00%
Global 401(k) Plan | Maximum
Employee Benefit Plans with Related Party
Employer match of employee contributions as first eligible compensation (as a percent)	3.00%
Employer match of employee contributions as next eligible compensation (as a percent)	5.00%
GMG 401(k) Plan
Employee Benefit Plans with Related Party
Maximum annual contribution per employee percent subject to annual dollar limitations	100.00%
Matching contribution of first 3% of eligible employees' contributions (as a percent)	100.00%
Matching contribution of first 2% of eligible employees' contributions (as a percent)	50.00%
GMG 401(k) Plan | Minimum
Employee Benefit Plans with Related Party
Employer match of employee contributions as next eligible compensation (as a percent)	3.00%
GMG 401(k) Plan | Maximum
Employee Benefit Plans with Related Party
Employer match of employee contributions as first eligible compensation (as a percent)	3.00%
Employer match of employee contributions as next eligible compensation (as a percent)	5.00%